Intangible Assets and Goodwill - Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 296	$ 262
2022	1,160	186
2023	1,104	129
2024	1,071	97
2025	735	97
Thereafter	1,910	916
Net Carrying Amount	$ 6,276	$ 1,687